Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Earnings Per Share
Basic and diluted earnings per share are calculated as follows (in thousands, except per share amounts):

	Year Ended December 31,
	2013	2012	2011
Basic earnings per share
Numerator:
Net income attributable to Albemarle Corporation	$413,171	$311,536	$392,114
Denominator:
Weighted-average common shares for basic earnings per share	83,839	89,189	90,522
Basic earnings per share	$4.93	$3.49	$4.33
Diluted earnings per share
Numerator:
Net income attributable to Albemarle Corporation	$413,171	$311,536	$392,114
Denominator:
Weighted-average common shares for basic earnings per share	83,839	89,189	90,522
Incremental shares under stock compensation plans	483	695	1,000
Total shares	84,322	89,884	91,522
Diluted earnings per share	$4.90	$3.47	$4.28